Financial Assets and Liabilities Fair Value - Summary of Carrying amounts of Financial Liabilities Measured at Fair Value Through Profit and Loss (Details)	Dec. 31, 2022 EUR (€)
Disclosure of Financial Risk Management [Line Items]
Derivative warrant liabilities	€ 3,888,000
Derivative earnout liability	7,053,000
Recurring
Disclosure of Financial Risk Management [Line Items]
Derivative earnout liability	7,053
Total financial liabilities	10,941
Public Warrants | Recurring
Disclosure of Financial Risk Management [Line Items]
Derivative warrant liabilities	3,752
Private Placement Warrants | Recurring
Disclosure of Financial Risk Management [Line Items]
Derivative warrant liabilities	136
Level 1 | Recurring
Disclosure of Financial Risk Management [Line Items]
Total financial liabilities	3,752
Level 1 | Public Warrants | Recurring
Disclosure of Financial Risk Management [Line Items]
Derivative warrant liabilities	3,752
Level 2 | Recurring
Disclosure of Financial Risk Management [Line Items]
Total financial liabilities	136
Level 2 | Private Placement Warrants | Recurring
Disclosure of Financial Risk Management [Line Items]
Derivative warrant liabilities	136
Level 3 | Recurring
Disclosure of Financial Risk Management [Line Items]
Derivative earnout liability	7,053
Total financial liabilities	€ 7,053